Income tax (Schedule of Current and Deferred Portions of Income Tax Expense Included in Consolidated Statements of Comprehensive Income) (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Current and deferred portions of income tax expense
Income (loss) before income tax expenses		¥ 2,534,471	$ 368,623	¥ 2,891,178	¥ 1,783,811
Current income tax expenses		(428,061)		(411,892)	(288,282)
Deferred income tax benefit (expenses)		(49,646)	(7,221)	(3,919)	7,768
Income tax expenses		(477,707)	$ (69,480)	(415,811)	(280,514)
PRC Entities [Member]
Current and deferred portions of income tax expense
Income (loss) before income tax expenses		3,494,192		2,919,350	1,914,432
Current income tax expenses		(379,130)		(402,012)	(288,282)
Deferred income tax benefit (expenses)		(25,081)		(3,919)	7,768
Income tax expenses		(404,211)		(405,931)	(280,514)
Non PRC Entities [Member]
Current and deferred portions of income tax expense
Income (loss) before income tax expenses	[1]	(959,721)		(28,172)	(130,621)
Current income tax expenses		(48,931)		(9,880)	0
Deferred income tax benefit (expenses)		(24,565)		0	0
Income tax expenses		¥ (73,496)		¥ (9,880)	¥ 0

[1]	The loss before tax incurred by non-PRC entities for the year ended December 31, 2018 was mainly due to the fair value loss on derivative liabilities amouting to RMB2,285,223. This fair value loss was incurred by Huya whose applicable tax rate is zero, therefore the tax impact related to this fair value loss was included in “effect of different tax rates available to different jurisdictions” in the reconciliation table below.